May 1, 2008

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

Subject:          Nationwide VL Separate Account-G
Nationwide Life and Annuity Insurance Company
SEC File No. 333-146650
CIK No. 0001313581

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account - G (the “Variable Account”) and Nationwide Life and Annuity Insurance Company (“the Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 2 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2008.

Please contact me at (614) 249-9527 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ STEPHEN F. AYERS
Stephen F. Ayers
Assistant General Counsel
Nationwide Life and Annuity Insurance Company